Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2023	2024
	RMB	RMB
Penalty payable(i)	47,419	8,620
Refundable deposits from members, current	14,899	4,044
Payable for investments and acquisitions	5,006	—
Payable to former shareholders of acquirees	9,279	—
Accrued payroll(ii)	28,195	9,503
VAT payable	1,874	474
Other taxes payable	2,101	902
Interests payable	82	65
Third-party loans(iii)	23,243	330
Amounts reimbursable to employees	1,588	220
Others	—	8,634
Total	133,686	32,792
(i)	This item represents penalty for early termination of lease, overdue rent and legal proceedings.

(ii)	On January 1, 2024, the Group granted 620,000 share options to employees under the 2020 Plan at an exercise price of US$0.00021 per share, respectively. The expiration date of the share options was the 10th anniversary of the date of grant. The option shall 100% vest and become exercisable upon the date of grant. The grant date fair value of option is estimated to be RMB17,516. The Group accrued RMB17,516 payroll payable in accrued expense and other current liabilities as of December 31, 2023.

(iii)	This item represents loans borrowed from third party individuals or companies with annual interest rate from 0% to 10%.